Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern (Details) [Line Items]
Operating loss	$ (2,004,732)	$ (4,318,901)	$ (16,729,809)	$ (1,115,930)
Cash flows from operations	(2,671,164)	$ (1,467,435)	(7,374,497)	(365,813)
Unrestricted cash			300,000
Net working capital deficit	27,900,000		25,400,000
Accumulated deficit	(29,697,718)		(27,193,544)	(1,139,407)
Cash	$ 31,414		342,996	$ 18,886
Other Security Investments [Member]
Liquidity and Going Concern (Details) [Line Items]
Accumulated deficit			$ 27,200,000